Taxation and Deferred Tax (Details) - Schedule of components of the deferred tax liabilities - TINGO, INC. [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Taxation and Deferred Tax (Details) - Schedule of components of the deferred tax liabilities [Line Items]
Beginning of period	$ 2,171,039	$ 2,360,004	$ 2,171,039	$ 2,360,004	$ 1,368,923			$ 1,444,469
Change for the period	2,147,290		2,147,290
Forex translation difference	8,385	(188,965)		(188,965)	(100,425)		$ (77,669)	(74,024)
Total Deferred Tax Liabilities	$ 4,326,714	$ 2,171,039	$ 4,326,714	$ 2,171,039	$ 1,268,498		$ 2,360,004	$ 1,370,445	$ 1,444,469